Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	true
Amendment Description	The Company is filing this Amendment No. 1 on Form SD/A, to amend its Form SD for the reporting period from January 1 to December 31, 2024, as filed with the Securities and Exchange Commission on September 22, 2025. The sole purpose of this Amendment No. 1 is to reflect the Entity Level Income Tax Payments as a separate line item, as shown in Note 3 of Exhibit 2.01. There were no amendments to amounts previously reported on Form SD.
CIK	0001792580
Registrant Name	Ovintiv Inc.
Period End Date	Dec. 31, 2024
Reporting Currency	USD
Alternative Reporting Regime	NR